Premises and Equipment (Summary of Premises and Equipment) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Property, Plant and Equipment [Line Items]
Premises and equipment	$ 2,593	$ 2,742
Land [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	179	179
Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	1,336	1,336
Accumulated depreciation and amortization	(669)	(632)
Premises and equipment	667	704
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	2,561	2,526
Accumulated depreciation and amortization	(1,260)	(1,068)
Premises and equipment	1,301	1,458
Furnishings And Equipment [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	2,576	2,388
Accumulated depreciation and amortization	(2,130)	(1,987)
Premises and equipment	$ 446	$ 401